Common Shares and Warrants (Narrative) (Details)	3 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) shares	Aug. 31, 2017 USD ($) mo $ / shares shares	Aug. 31, 2016 USD ($) mo $ / shares shares
Common Shares And Warrants 1			2,342,878
Common Shares And Warrants 2 | shares			121,000
Common Shares And Warrants 3			$ 35,200
Common Shares And Warrants 4			121,000
Common Shares And Warrants 5			$ 45,780
Common Shares And Warrants 6 | shares			335,720
Common Shares And Warrants 7 | shares			335,720
Common Shares And Warrants 8			$ 0.23
Common Shares And Warrants 9 | shares			261,903
Common Shares And Warrants 10			$ 25,000
Common Shares And Warrants 11 | shares			5,500,000
Common Shares And Warrants 12			$ 500,000
Common Shares And Warrants 13 | $ / shares			$ 0.23
Common Shares And Warrants 14			$ 32,900
Common Shares And Warrants 15 | shares			361,900
Common Shares And Warrants 16			$ 0.23
Common Shares And Warrants 17			$ 4,899
Common Shares And Warrants 18 | shares			275,000
Common Shares And Warrants 19			$ 47,500
Common Shares And Warrants 20 | shares			550,000
Common Shares And Warrants 21 | shares			462,000
Common Shares And Warrants 22			$ 83,532
Common Shares And Warrants 23 | shares			43,838,282
Common Shares And Warrants 24 | shares			19,840,186
Common Shares And Warrants 25 | shares			110,000
Common Shares And Warrants 26			$ 19,000
Common Shares And Warrants 27 | shares			550,000
Common Shares And Warrants 28			$ 90,000
Common Shares And Warrants 29 | $ / shares			$ 0.27
Common Shares And Warrants 30 | mo			24
Common Shares And Warrants 31			$ 2,520
Common Shares And Warrants 32 | shares			15,400
Common Shares And Warrants 33			$ 0.27
Common Shares And Warrants 34			2,903
Common Shares And Warrants 35			$ 2,500
Common Shares And Warrants 36 | shares			55,000
Common Shares And Warrants 37			$ 9,500
Common Shares And Warrants 38 | shares			210,000
Common Shares And Warrants 39			$ 21,000
Common Shares And Warrants 40 | shares			750,000
Common Shares And Warrants 41 | $ / shares			$ 0.08
Common Shares And Warrants 42			$ 60,000
Common Shares And Warrants 43 | mo			18
Common Shares And Warrants 44 | $ / shares			$ 0.15
Common Shares And Warrants 45 | shares			8,750
Common Shares And Warrants 46 | mo			18
Common Shares And Warrants 47			$ 0.15
Common Shares And Warrants 48			$ 805
Common Shares And Warrants 49 | shares			700,000
Common Shares And Warrants 50 | $ / shares			$ 0.11
Common Shares And Warrants 51			$ 77,000
Common Shares And Warrants 52 | $ / shares			$ 0.14
Common Shares And Warrants 53 | shares			250,000
Common Shares And Warrants 54 | $ / shares			$ 0.12
Common Shares And Warrants 55 | shares			1,558,525
Common Shares And Warrants 56 | $ / shares			$ 0.06
Common Shares And Warrants 57			$ 93,512
Common Shares And Warrants 58 | mo			24
Common Shares And Warrants 59 | $ / shares			$ 0.14
Common Shares And Warrants 60 | shares			3,266,666
Common Shares And Warrants 61 | $ / shares			$ 0.06
Common Shares And Warrants 62			$ 196,000
Common Shares And Warrants 63			$ 93,500
Common Shares And Warrants 64 | $ / shares			$ 0.14
Common Shares And Warrants 65 | mo			24
Common Shares And Warrants 66			$ 1,200
Common Shares And Warrants 67 | shares			50,000
Common Shares And Warrants 68			$ 0.14
Common Shares And Warrants 69			$ 5,397
Common Shares And Warrants 70 | shares			51,288,473
Common Shares And Warrants 71 | shares			12,136,241
Common Shares And Warrants 72 | shares			250,000
Common Shares And Warrants 73			$ 32,252
Common Shares And Warrants 1		$ 93,500
Common Shares And Warrants 2 | shares		252,000
Common Shares And Warrants 3		$ 35,760
Common Shares And Warrants 4 | shares		750,000
Common Shares And Warrants 5 | $ / shares		$ 0.14
Common Shares And Warrants 6		$ 32,252
Common Shares And Warrants 7		250,000
Common Shares And Warrants 8		$ 59,490
Common Shares And Warrants 9 | shares		500,000
Common Shares And Warrants 10		$ 8,000
Common Shares And Warrants 11		16,000
Common Shares And Warrants 12		$ 0
Common Shares And Warrants 13 | shares		56,250
Common Shares And Warrants 14		$ 9,000
Common Shares And Warrants 15 | shares		500,000
Common Shares And Warrants 16 | $ / shares		$ 0.31
Common Shares And Warrants 17		$ 48,313
Common Shares And Warrants 18		$ 737,508
Common Shares And Warrants 19 | shares		3,245,000
Common Shares And Warrants 20		$ 0.23
Common Shares And Warrants 21 | shares		3,245,000
Common Shares And Warrants 22 | shares		3,245,000
Common Shares And Warrants 23 | $ / shares		$ 0.23
Common Shares And Warrants 24		$ 298,777
Common Shares And Warrants 25		$ 0
Common Shares And Warrants 26 | shares		500,000
Common Shares And Warrants 27 | $ / shares		$ 0.44
Common Shares And Warrants 28		$ 112,725
Common Shares And Warrants 29 | shares		4,104,280
Common Shares And Warrants 30		$ 0.42
Common Shares And Warrants 31		$ 1,723,798
Common Shares And Warrants 32		(2,052,140)
Common Shares And Warrants 33		$ 0.60
Common Shares And Warrants 34 | mo		24
Common Shares And Warrants 35		$ 120,666
Common Shares And Warrants 36 | shares		287,300
Common Shares And Warrants 37 | mo		24
Common Shares And Warrants 38		$ 0.42
Common Shares And Warrants 39		$ 0.60
Common Shares And Warrants 40 | mo		24
Common Shares And Warrants 41		$ 64,162
Common Shares And Warrants 42		$ 61,390
Common Shares And Warrants 43 | shares		200,000
Common Shares And Warrants 44		$ 0.29
Common Shares And Warrants 45		$ 37,878
Common Shares And Warrants 46 | shares		210,000
Common Shares And Warrants 47 | $ / shares		$ 0.295
Common Shares And Warrants 48		$ 61,950
Common Shares And Warrants 49 | shares		210,000
Common Shares And Warrants 50 | $ / shares		$ 0.295
Common Shares And Warrants 51		$ 61,950
Common Shares And Warrants 52 | shares		500,000
Common Shares And Warrants 53 | $ / shares		$ 0.44
Common Shares And Warrants 54		$ 34,344
Common Shares And Warrants 55 | shares		307,500
Common Shares And Warrants 56 | $ / shares		$ 0.15
Common Shares And Warrants 57		$ 45,000
Common Shares And Warrants 58		$ 1,125
Common Shares And Warrants 59		1,014,125
Common Shares And Warrants 60		$ 177,262
Common Shares And Warrants 61 | shares		10,322,025
Common Shares And Warrants 62		$ 2,233,032
Common Shares And Warrants 63 | shares		3,245,000
Common Shares And Warrants 64 | shares		110,000
Common Shares And Warrants 65		$ 19,000
Common Shares And Warrants 66 | shares		550,000
Common Shares And Warrants 67		$ 90,000
Common Shares And Warrants 68 | $ / shares		$ 0.27
Common Shares And Warrants 69 | mo		24
Common Shares And Warrants 70		$ 2,520
Common Shares And Warrants 71 | shares		15,400
Common Shares And Warrants 72		$ 0.27
Common Shares And Warrants 73		2,903
Common Shares And Warrants 74		$ 2,500
Common Shares And Warrants 75 | shares		55,000
Common Shares And Warrants 76		$ 9,500
Common Shares And Warrants 77 | shares		210,000
Common Shares And Warrants 78		$ 21,000
Common Shares And Warrants 79 | shares		750,000
Common Shares And Warrants 80 | $ / shares		$ 0.08
Common Shares And Warrants 81		$ 60,000
Common Shares And Warrants 82 | mo		18
Common Shares And Warrants 83 | $ / shares		$ 0.15
Common Shares And Warrants 84 | shares		8,750
Common Shares And Warrants 85 | mo		18
Common Shares And Warrants 86		$ 0.15
Common Shares And Warrants 87		$ 805
Common Shares And Warrants 88 | shares		700,000
Common Shares And Warrants 89 | $ / shares		$ 0.11
Common Shares And Warrants 90		$ 77,000
Common Shares And Warrants 91 | $ / shares		$ 0.14
Common Shares And Warrants 92 | shares		250,000
Common Shares And Warrants 93 | $ / shares		$ 0.12
Common Shares And Warrants 94 | shares		1,558,525
Common Shares And Warrants 95 | $ / shares		$ 0.06
Common Shares And Warrants 96		$ 93,512
Common Shares And Warrants 97 | mo		24
Common Shares And Warrants 98 | $ / shares		$ 0.14
Common Shares And Warrants 99 | shares		3,266,666
Common Shares And Warrants 100 | $ / shares		$ 0.06
Common Shares And Warrants 101		$ 196,000
Common Shares And Warrants 102		$ 93,500
Common Shares And Warrants 103 | $ / shares		$ 0.14
Common Shares And Warrants 104 | mo		24
Common Shares And Warrants 105		$ 1,200
Common Shares And Warrants 106 | shares		50,000
Common Shares And Warrants 107		$ 0.14
Common Shares And Warrants 108		$ 5,397
Common Shares And Warrants 1	$ 93,750
Common Shares And Warrants 2	$ 0.15
Common Shares And Warrants 3 | shares	625,000
Common Shares And Warrants 4 | shares	500,000
Common Shares And Warrants 5	$ 0.44
Common Shares And Warrants 6	$ 69,736
Common Shares And Warrants 7 | shares	364,250
Common Shares And Warrants 8	$ 0.14
Common Shares And Warrants 9	0.42
Common Shares And Warrants 10	$ 0.60
Common Shares And Warrants 11 | shares	55,000
Common Shares And Warrants 12	$ 0.2273
Common Shares And Warrants 13	$ 12,501
Common Shares And Warrants 14 | shares	419,250
Common Shares And Warrants 15 | shares	875
Common Shares And Warrants 16	$ 0.60
Common Shares And Warrants 17	347
Common Shares And Warrants 18	0
Common Shares And Warrants 19	118,915
Common Shares And Warrants 20	0.42
Common Shares And Warrants 21	0.14
Common Shares And Warrants 22	0.273
Common Shares And Warrants 23	$ 0.60
Common Shares And Warrants 24 | shares	415,187
Common Shares And Warrants 25 | shares	20,156
Common Shares And Warrants 26	$ 0.60
Common Shares And Warrants 27	7,990
Common Shares And Warrants 28	$ 0